Note 7. Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Net operating loss carryforward		$ 0	$ 2,000
Deferred revenue		45,000	71,000
Allowance for doubtful accounts		47,000	50,000
Charitable contributions		0	4,000
Accrued litigation expenses		0	52,000
Stock Options		(28,000)	0
Prepaid Expenses		(15,000)	(44,000)
Total current deferred income tax assets	264,000	49,000	135,000
Noncurrent:
Stock options		135,000	29,000
Basis difference in intangible assets		46,000	56,000
Basis difference in fixed assets		(22,000)	(21,000)
Total noncurrent deferred income tax assets	0	159,000	64,000
Total net deferred income tax assets		$ 208,000	$ 199,000